Stock-Based Compensation - Restricted Stock Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 42,571	$ 1,982
Stock-based compensation, cost unrecognized, period for recognition	3 years 7 months 6 days	1 year 10 months 24 days
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, cost unrecognized	$ 33,700
Stock-based compensation, cost unrecognized, period for recognition	1 year 10 months 24 days